Stockholders’ Deficit and Redeemable Noncontrolling Interest - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Nov. 30, 2019	May 30, 2019	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Special cash dividends	$ 160.0	$ 1,086.0
Special cash dividends (in usd per share)	$ 0.57	$ 3.89
PPD-SNBL
Schedule of Equity Method Investments [Line Items]
Ownership percentage by parent			60.00%
SNBL | PPD-SNBL
Schedule of Equity Method Investments [Line Items]
Ownership percentage by noncontrolling owners			40.00%